NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Profit (Loss) Per Share [Line Items]
NET LOSS PER SHARE
NOTE 9  - NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to holders of the Company’s ordinary shares for the periods presented (USD in thousands, except per share data):

	Three months ended March 31
	2026	2025
Numerator:
Net loss	$2,733	$1,735
Denominator:
Weighted-average shares used in computing net loss per share attributable to holders of ordinary shares, basic and diluted	323,038	45,198
Net loss per share attributable to holders of ordinary shares, basic and diluted	$8.46	$38.39

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, including fully vested options to purchase the Company’s (or Silexion Israel’s, as applicable) ordinary shares at an exercise price 3.39 NIS per share, as the Company (or Silexion Israel’s, as applicable) considers these shares to be exercised for little to no additional consideration.

As of March 31, 2026 and March 31, 2025, the basic loss per share calculation included a weighted average number of 0 and 1, respectively, of fully vested options.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect for the periods ending on March 31, 2026 and March 31, 2025:

-	Warrants to purchase Ordinary Shares.
-	Share-based compensation;
-	Promissory Notes.

NOTE 13  - NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Year ended December 31
	2025	2024
Numerator:
Net loss for the year	$11,912	$16,519
Net loss attributable to ordinary shareholders:
Basic and diluted	$11,912	$16,443
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	132,951	4,157

Net loss per share attributable to ordinary shareholders, basic and diluted	$89.61	$3,955.11

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, and fully vested pre-funded warrants or options to purchase the Company’s (or Silexion Israel’s, as applicable) ordinary shares at an exercise price of $3.39  or NIS 3.39  per share, respectively, as the Company (or Silexion Israel, as applicable) considers these shares to be exercised for little to no additional consideration.

As of December 31, 2025 and 2024, the basic loss per share calculation included a weighted average number of 1 and 14, respectively, fully vested pre-funded warrants or options.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

For the period ended on December 31, 2025:

-	Share-based compensation (see Note 11);
-	Private Warrants to purchase ordinary shares (the “Private Warrants”) that had been issued to former Moringa private warrant holders pursuant to the Transactions (see Notes 3(e) and 8));
-	Underwriters Promissory Note and Related Party Promissory Note (see Note 3(a)-(b));

For the period ended on December 31, 2024:

-	Redeemable convertible preferred shares;
-	Warrants to purchase redeemable convertible preferred shares;
-	Share-based compensation (see Note 11);
-	Private Warrants to purchase ordinary shares (see Notes 3(e) and 8));
-	Underwriters Promissory Note and Related Party Promissory Note (see Note 3(a)-(b));
-	ELOC financing (see Note 3(d));

As such, diluted net loss per share is the same as basic net loss per share.